Employee Benefits - Summary of Employee Benefits (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information about defined benefit plans [abstract]
Employee severance indemnity	€ 4,921	€ 5,571
Jubilee benefits	240	238
Other post-employment plans	1,463	1,074
Stock grant plan	160	280
Total employee benefits	€ 6,784	€ 7,163